Condensed Statements of Comprehensive Income (Detail) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Operating expenses:
General and administrative expense	$ 41,880	$ 38,142	$ 44,317
Loss from operations	221,599	222,684	194,426
Other (expense) income:
Interest income	531	2,505	1,709
Other, net	1,488	(4)
Net other expense	(148,300)	(164,180)	(138,151)
Income tax benefit (expense)	374	(1,948)	(2,025)
Net income attributable to Textainer Group Holdings Limited common shareholders	$ 72,822	$ 56,724	$ 50,378
Net income attributable to Textainer Group Holdings Limited common shareholders per share:
Basic	$ 1.37	$ 0.99	$ 0.88
Diluted	$ 1.36	$ 0.99	$ 0.88
Weighted average shares outstanding (in thousands):
Basic	53,271	57,349	57,200
Diluted	53,481	57,459	57,487
Other comprehensive income (loss), before tax:
Change in derivative instruments designated as cash flow hedges	$ (12,307)	$ (110)
Reclassification of realized loss (gain) on derivative instruments designated as cash flow hedges	2,806	(7)
Comprehensive income, before tax	64,349	56,481	$ 54,123
Income tax benefit related to items of other comprehensive income (loss)	91
Comprehensive income attributable to Textainer Group Holdings Limited common shareholders	63,589	56,649	50,251
Parent Company
Operating expenses:
General and administrative expense	3,988	4,089	4,083
Total operating expenses	3,988	4,089	4,083
Loss from operations	(3,988)	(4,089)	(4,083)
Other (expense) income:
Equity in net income of subsidiaries	76,076	60,813	54,461
Interest income	80
Other, net	654
Net other expense	76,810	60,813	54,461
Income before income tax	72,822	56,724	50,378
Income tax benefit (expense)	0	0	0
Net income attributable to Textainer Group Holdings Limited common shareholders	$ 72,822	$ 56,724	$ 50,378
Net income attributable to Textainer Group Holdings Limited common shareholders per share:
Basic	$ 1.37	$ 0.99	$ 0.88
Diluted	$ 1.36	$ 0.99	$ 0.88
Weighted average shares outstanding (in thousands):
Basic	53,271	57,349	57,200
Diluted	53,481	57,459	57,487
Other comprehensive income (loss), before tax:
Change in derivative instruments designated as cash flow hedges	$ (12,307)	$ (110)
Reclassification of realized loss (gain) on derivative instruments designated as cash flow hedges	2,806	(7)
Foreign currency translation adjustments	177	42	$ (127)
Comprehensive income, before tax	63,498	56,649	50,251
Income tax benefit related to items of other comprehensive income (loss)	91
Comprehensive income attributable to Textainer Group Holdings Limited common shareholders	$ 63,589	$ 56,649	$ 50,251